American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
February 29, 2020

Emerging Markets Small Cap - Schedule of Investments
FEBRUARY 29, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Argentina — 1.6%
Globant SA(1)	1,310	148,043
Brazil — 11.6%
Arco Platform Ltd., Class A(1)	2,355	120,364
Banco Inter SA	14,094	143,086
Cia de Locacao das Americas	21,919	102,441
Cyrela Brazil Realty SA Empreendimentos e Participacoes	26,800	174,695
Equatorial Energia SA	17,000	92,225
Fleury SA	20,200	132,667
Grupo SBF SA(1)	9,600	93,598
Magazine Luiza SA	8,927	99,413
TOTVS SA	8,600	135,196
		1,093,685
Chile — 1.1%
Geopark Ltd.	6,059	100,945
China — 19.7%
A-Living Services Co. Ltd., H Shares	57,250	258,944
Anton Oilfield Services Group(2)	412,000	39,515
China East Education Holdings Ltd.(1)	46,000	94,693
China Education Group Holdings Ltd.	50,000	71,643
China Lesso Group Holdings Ltd.	78,000	117,971
China Resources Cement Holdings Ltd.	40,000	50,696
CIFI Holdings Group Co. Ltd.	180,570	139,517
Country Garden Services Holdings Co. Ltd.	67,000	263,415
GDS Holdings Ltd. ADR(1)	4,042	234,315
GSX Techedu, Inc. ADR(1)(2)	1,955	79,275
Li Ning Co. Ltd.	18,000	47,788
TAL Education Group ADR(1)	1,663	90,451
Times China Holdings Ltd.	94,000	175,643
West China Cement Ltd.	828,000	134,965
Wisdom Education International Holdings Co. Ltd.	130,000	49,949
		1,848,780
Egypt — 0.5%
Juhayna Food Industries	96,679	49,414
Greece — 1.9%
Eurobank Ergasias SA(1)	45,443	28,665
JUMBO SA	4,464	70,096
OPAP SA	7,336	78,372
		177,133
Hong Kong — 1.7%
Comba Telecom Systems Holdings Ltd.	396,000	159,239
India — 12.2%
Bata India Ltd.	5,653	129,791
Berger Paints India Ltd.	17,513	137,529

Crompton Greaves Consumer Electricals Ltd.	30,609	117,793
Indraprastha Gas Ltd.	18,128	111,420
Jubilant Foodworks Ltd.	4,543	110,562
L&T Technology Services Ltd.	3,305	74,539
Larsen & Toubro Infotech Ltd.	4,004	105,915
Prestige Estates Projects Ltd.	31,727	128,275
Torrent Pharmaceuticals Ltd.	4,428	132,145
Zydus Wellness Ltd.	5,102	103,785
		1,151,754
Indonesia — 6.0%
Ace Hardware Indonesia Tbk PT	439,100	46,384
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(1)	733,000	192,837
Jasa Marga Persero Tbk PT	253,800	82,773
Mitra Adiperkasa Tbk PT	1,672,800	93,330
Semen Indonesia Persero Tbk PT	120,100	86,912
XL Axiata Tbk PT(1)	359,700	65,179
		567,415
Malaysia — 1.0%
Carlsberg Brewery Malaysia Bhd	12,100	91,578
Mexico — 1.9%
Grupo Aeroportuario del Centro Norte SAB de CV	20,448	133,858
Regional SAB de CV	8,742	48,633
		182,491
Philippines — 3.1%
Bloomberry Resorts Corp.	378,500	60,493
International Container Terminal Services, Inc.	42,840	88,500
Wilcon Depot, Inc.	390,300	138,558
		287,551
Russia — 2.0%
TCS Group Holding plc GDR	4,907	108,213
Yandex NV, A Shares(1)	2,052	83,332
		191,545
Saudi Arabia — 1.2%
Leejam Sports Co. JSC	5,580	109,987
South Africa — 3.2%
Capitec Bank Holdings Ltd.	1,627	137,211
Clicks Group Ltd.	8,132	125,510
JSE Ltd.	5,232	33,729
		296,450
South Korea — 6.2%
CJ Logistics Corp.(1)	626	69,055
Doosan Bobcat, Inc.	4,490	106,302
Han Kuk Carbon Co. Ltd.	13,376	90,486
Hotel Shilla Co. Ltd.	1,157	77,723
Hyundai Mipo Dockyard Co. Ltd.	2,989	90,383
Koh Young Technology, Inc.	997	79,052
Studio Dragon Corp.(1)	1,167	70,706
		583,707
Taiwan — 16.0%
Alchip Technologies Ltd.	13,000	87,633

Asia Cement Corp.	52,000	74,536
ASPEED Technology, Inc.	5,000	149,201
Chailease Holding Co. Ltd.	49,728	183,236
Chaun-Choung Technology Corp.	7,000	50,768
Chroma ATE, Inc.	13,000	59,074
ITEQ Corp.	38,000	174,436
Merida Industry Co. Ltd.	34,000	163,819
Powertech Technology, Inc.	27,000	87,281
Realtek Semiconductor Corp.	14,000	100,939
Taiwan Union Technology Corp.	36,000	151,267
Vanguard International Semiconductor Corp.	38,000	90,871
Win Semiconductors Corp.	15,000	131,776
		1,504,837
Thailand — 5.0%
Digital Telecommunications Infrastructure Fund	261,800	131,916
Erawan Group PCL (The)	355,100	40,279
Minor International PCL	36,700	32,743
Muangthai Capital PCL	63,400	114,667
Srisawad Corp. PCL	68,660	148,036
		467,641
Turkey — 1.4%
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	10,448	90,437
Sok Marketler Ticaret AS(1)	33,378	45,705
		136,142
United Kingdom — 1.3%
Network International Holdings plc(1)	17,994	124,530
TOTAL COMMON STOCKS (Cost $8,191,896)		9,272,867
EXCHANGE-TRADED FUNDS — 0.6%
iShares MSCI India Small-Cap ETF(2) (Cost $57,038)	1,613	57,003
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 7.875%, 2/15/21 - 5/15/45, valued at $58,092), in a joint trading account at 1.35%, dated 2/28/20, due 3/2/20 (Delivery value $56,714)		56,708
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,203	3,203
TOTAL TEMPORARY CASH INVESTMENTS (Cost $59,911)		59,911
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $139,604)	139,604	139,604
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $8,448,449)		9,529,385
OTHER ASSETS AND LIABILITIES — (1.3)%		(123,980)
TOTAL NET ASSETS — 100.0%		$9,405,405

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	24.3%
Information Technology	23.3%
Industrials	14.8%
Financials	12.1%
Materials	6.0%
Real Estate	4.8%
Consumer Staples	4.4%
Health Care	2.8%
Communication Services	2.4%
Utilities	2.2%
Energy	1.5%
Exchange-Traded Funds	0.6%
Cash and Equivalents*	0.8%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $173,818. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $182,345, which includes securities collateral of $42,741.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	148,043	—	—
Brazil	120,364	973,321	—
Chile	100,945	—	—
China	404,041	1,444,739	—
Russia	83,332	108,213	—
Other Countries	—	5,889,869	—
Exchange-Traded Funds	57,003	—	—
Temporary Cash Investments	3,203	56,708	—
Temporary Cash Investments - Securities Lending Collateral	139,604	—	—
	1,056,535	8,472,850	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.